Share-based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 218	$ 518	$ 400	$ 676
Less: income tax effect	30	41	42	70
Net share-based compensation cost	188	477	358	606
Cost of sales
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	7	20	13	26
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	154	349	283	452
Selling, general and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Pre-tax share-based compensation cost	$ 57	$ 149	$ 104	$ 198